Performance Management - Federated Hermes Adjustable Rate Fund		12 Months Ended
	Aug. 31, 2025	Mar. 31, 2025	Dec. 21, 2023	Mar. 31, 2022
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	Effective at the open of business on July 28, 2022, the Fund’s Service Shares (SS) were re-designated as Class A Shares (A). The total returns shown below for the A class between the period of August 5, 2019 and July 27, 2022 reflect the total returns of the SS class. Prior to August 5, 2019, the total returns shown below for the A class reflect the total returns of the Fund’s former Institutional Shares (IS), which were re-designated SS class. The total returns for the SS class would be the same as the A shares over the same period because the classes have the same expenses. The total returns for the former IS class would be substantially similar to the annual returns for the A class over the same period because the classes are invested in the same portfolio of securities and differ only to the extent that the two classes do not have the same expenses. The Fund’s current IS class commenced operations on August 5, 2019. The expenses of the current IS class are lower than those of the A class and, therefore, the financial performance of the two share classes will differ accordingly.The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes Adjustable Rate Fund – A Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.The Fund’s A class total return for the nine-month period from January 1, 2025 to September 30, 2025, was 3.95%. Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 2.66% (quarter ended December 31, 2023). Its lowest quarterly return was (1.19)% (quarter ended March 31, 2020).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	As stated above, effective at the open of business on July 28, 2022, the Fund’s SS class was re-designated as the A class. The performance information shown below for the Fund’s A class between the period of August 5, 2019 and July 27, 2022, reflects the performance of the SS class. Prior to August 5, 2019, performance information is from the Fund’s former Institutional Shares, which were re-designated as SS class. The performance of the A class has not been adjusted to reflect the expenses applicable to the SS class since the Class A shares are anticipated to charge the same expense ratio as the SS class. The performance of the A class has been adjusted though to reflect the difference in sales charges imposed on the purchase of the Fund’s A and SS classes of shares. The Fund’s current IS class commenced operations on August 5, 2019. For the periods prior to commencement of operations of the Fund’s current IS class, the performance information shown below is for the Fund’s A class. The performance of the Fund’s current IS class has not been adjusted since the current IS class has a lower expense ratio than the expense ratio of the A class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for the Fund’s IS class will differ from those shown for the A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for A class, and after-tax returns for the Fund’s IS class will differ from those shown for the A class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's A class total return for the nine-month period
Bar Chart, Year to Date Return	3.95%
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.66%
Highest Quarterly Return, Date			Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.19%)
Lowest Quarterly Return, Date				Mar. 31, 2020